Cash and Bank Balances - Summary of Cash Flows, Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents [abstract]
Cash at banks and on hand		¥ 7,029,054	$ 1,015,348	¥ 5,517,049
Short-term bank deposits	[1]	502,669	72,611	398,867
Cash and cash equivalents		¥ 7,531,723	$ 1,087,959	¥ 5,915,916	$ 854,555	¥ 5,544,376	¥ 4,451,489

[1]	This relates to the short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The interest rate of the deposits as of December 31, 2025 for the Group ranged from 0.9% to 4.1% (2024: 2.3% to 4.9%).